Taxes - Taxes payable (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Taxes
Corporation income tax payable	$ 303,307	$ 0
Other tax payable	93,623	102,704
Total	$ 396,930	$ 102,704